FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
FINANCIAL INSTRUMENTS

26.	FINANCIAL INSTRUMENTS

Foreign currency risk
The majority of the Company's transactions, assets and liabilities are denominated in U.S. dollars, the functional currency of the Company. Certain of the Company's subsidiaries report in Sterling, Singapore dollars and Norwegian kroner and risks of two kinds arise as a result:

•	a transaction risk, that is, the risk that currency fluctuations will have a negative effect on the value of the Company's cash flows;

•
a translation risk, that is, the impact of adverse currency fluctuations in the translation of foreign operations and foreign assets and liabilities into U.S. dollars for the Company's consolidated financial statements.

Accordingly, such risk may have an adverse effect on the Company's financial condition and results of operations. The Company has not entered into derivative contracts for either transaction or translation risk.

Forward freight agreements
We did not enter into any FFAs in 2014. In 2013 and 2012, we entered a limited number of FFAs for speculative trading purposes. As of December 31, 2014, the Company had no contracts outstanding (2013: no contracts, 2012: 24 contracts). The Company recorded a loss on forward freight agreements of nil, $0.6 million and $1.7 million in 2014, 2013 and 2012, respectively, in "Mark to market loss on derivatives".

Fair Values
The carrying value and estimated fair value of the Company's financial instruments as of December 31, 2014 and 2013 are as follows:

	2014		2013
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Cash and cash equivalents	64,080	64,080	53,759	53,759
Restricted cash and investments	42,074	42,074	68,363	68,363
Marketable securities	2,624	2,624	3,479	3,479
Liabilities:
7.84% First Preferred Mortgage Term Notes	—	—	185,838	129,381
8.04% First Preferred Mortgage Term Notes	36,657	33,143	83,240	70,696
4.5% Convertible Bond	126,700	114,347	190,000	140,315
Floating rate debt	29,500	29,500	—	—

The estimated fair value of financial assets and liabilities are as follows:

(in thousands of $)	2014 Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	64,080	64,080	—	—
Restricted cash and investments	42,074	42,074	—	—
Marketable securities	2,624	2,624	—	—
Liabilities:
8.04% First Preferred Mortgage Term Notes	33,143	—	33,143	—
4.5% Convertible Bond	114,347	—	114,347	—
Floating rate debt	29,500	—	29,500	—

(in thousands of $)	2013 Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	53,759	53,759	—	—
Restricted cash and investments	68,363	68,363	—	—
Marketable securities	3,479	3,479	—	—
Liabilities:
7.84% First Preferred Mortgage Term Notes	129,381	—	129,381	—
8.04% First Preferred Mortgage Term Notes	70,696		70,696
4.5% Convertible bond	140,315	—	140,315	—

The following methods and assumptions were used to estimate the fair value of each class of financial instrument;

Cash and cash equivalents – the carrying values in the balance sheet approximate their fair value.

Restricted cash and investments – the balances relate entirely to restricted cash and the carrying values in the balance sheet approximate their fair value.

Marketable securities – the fair values are based on quoted market prices.

First Preferred Mortgage Term Notes - the fair values are based on the quoted market price on the last significant trading of the Term Notes (level two per ASC Topic 820).

Convertible bond – quoted market prices are not available, however the bonds are traded "over the counter" and the fair value of bonds is based on the market price on offer at the year end.

Floating rate debt - the carrying value in the balance sheet approximates the fair value since it bears a variable interest rate, which is reset on a quarterly basis.

Assets Measured at Fair Value on a Nonrecurring Basis
At December 31, 2014, the VLCC Front Century was measured at fair value of $21.1 million (2013: $24.2 million), which was determined using level three inputs being the discounted expected cash flows from the leased vessel at June 30, 2013 of $25.8 million, less subsequent depreciation.

Concentrations of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that substantially all of the amounts are carried with Skandinaviska Enskilda Banken, or SEB, HSBC, Royal Bank of Scotland, DnB Nor Bank ASA, BNY Mellon and Nordea Bank Norge, or Nordea. There is a concentration of credit risk with respect to restricted cash to the extent that substantially all of the amounts are carried with SEB, Nordea, and HSBC. However, the Company believes this risk is remote.